UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: June 30, 2003

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco  August 12, 2003

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		26

Form 13F Information Table Value Total:		$50,849

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2353 18240.000SH       SOLE                18240.000
APOLLO GROUP INC - CL A        COM              037604105     3582 57965.000SH       SOLE                57965.000
BRISTOL MYERS SQUIBB           COM              110122108      983 36210.000SH       SOLE                36210.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     2662 55165.000SH       SOLE                55165.000
COCA-COLA ENTERPRISES          COM              191219104     1540 84850.000SH       SOLE                84850.000
CONOCOPHILLIPS                 COM              20825C104     2339 42675.000SH       SOLE                42675.000
EXXON MOBIL CORP               COM              30231G102      401 11155.000SH       SOLE                11155.000
FOREST LABORATORIES INC        COM              345838106     3917 71540.000SH       SOLE                71540.000
GENERAL ELECTRIC               COM              369604103      217 7550.000 SH       SOLE                 7550.000
HEWLETT PACKARD CO             COM              428236103     2071 97213.000SH       SOLE                97213.000
INTEL CORP                     COM              458140100     2064 99179.000SH       SOLE                99179.000
IRON MOUNTAIN                  COM              462846106     2186 58950.000SH       SOLE                58950.000
JOHNSON & JOHNSON              COM              478160104     2612 50520.000SH       SOLE                50520.000
LABORATORY CORP OF AMERICA     COM              50540r409     2407 79835.000SH       SOLE                79835.000
MEDIMMUNE INC                  COM              584699102     2219 61025.000SH       SOLE                61025.000
MEDTRONIC INC                  COM              585055106     3102 64670.000SH       SOLE                64670.000
MICROSOFT CORP                 COM              594918104     2311 90120.000SH       SOLE                90120.000
PAYCHEX INC                    COM              704326107     2300 78250.000SH       SOLE                78250.000
PFIZER, INC                    COM              717081103      210 6145.000 SH       SOLE                 6145.000
SLM CORP                       COM              78442P106     2397 61185.000SH       SOLE                61185.000
SUN MICROSYSTEMS INC           COM              866810104      588 126520.000SH      SOLE               126520.000
TARGET CORP                    COM              87612E106     2740 72420.000SH       SOLE                72420.000
VARIAN MEDICAL SYSTEMS INC.    COM              92220P105     3227 56060.000SH       SOLE                56060.000
WELLS FARGO & COMPANY          COM              949746101      450 8935.000 SH       SOLE                 8935.000
WHOLE FOODS MARKET INC         COM              966837106     1948 40995.000SH       SOLE                40995.000
SCHWAB VALUE ADVANTAGE                          808515605       23 22643.520SH       SOLE                22643.520